CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands		Ordinary shares [Member]		Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018		$ 520		$ 190,853	$ (127,464)	$ 63,909
Balance, shares at Dec. 31, 2018		18,949,968				18,949,968
Loss for the period					(10,654)	$ (10,654)
Share-based compensation				1,487		1,487
Balance at Jun. 30, 2019		$ 520		192,340	(138,118)	54,742
Balance, shares at Jun. 30, 2019		18,949,968
Balance at Dec. 31, 2019		$ 561		203,977	(152,073)	$ 52,465
Balance, shares at Dec. 31, 2019		20,402,800				20,402,800
Loss for the period					(14,180)	$ (14,180)
Issuance of shares and warrants through public offering, net of issuance costs		$ 61		21,245		21,306
Issuance of shares and warrants through public offering, net of issuance costs, shares		2,091,907
Issuance of shares and warrants through private placement from the controlling shareholder		$ 13		4,987		5,000
Issuance of shares and warrants through private placement from the controlling shareholder, shares		454,628
Vesting of restricted shares units	[1]
Vesting of restricted shares units, shares		19,166
Exercise of options			[1]	151		151
Exercise of options, shares		28,447
Share-based compensation				779		779
Balance at Jun. 30, 2020		$ 635		$ 231,139	$ 166,253	$ 65,521
Balance, shares at Jun. 30, 2020		22,996,948				22,996,948

[1]	less than $1 thousand.